Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes [Line Items]
Current taxes	$ 1,048	$ 901	$ 814
Deferred taxes	20	72	(57)
Income tax expense	1,068	973	757
Domestic Countries
Income Taxes [Line Items]
Current taxes	785	716	628
Deferred taxes	48	85	(43)
Foreign Countries
Income Taxes [Line Items]
Current taxes	263	185	186
Deferred taxes	$ (28)	$ (13)	$ (14)